UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

June 30, 2006   James S. O'Donnell    McLean, Virginia
[Date]              [Signature]       [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 19
Form 13F Information Table Value Total:  $24,770,869



List of Other Included Managers:
None



Security		Type	Quantity  Cusip	 	  Value 	voting
PROCTER & GAMBLE	com	41516	742718109	 $2,573,162 	sole
3M COMPANY		com	29433	88579Y101	 $2,190,420 	sole
CATERPILLAR		com	31071	149123101	 $2,044,472 	sole
EXXON MOBIL		com	25448	30231G102	 $1,707,561 	sole
CITIGROUP		com	31857	172967101	 $1,582,338 	sole
GENERAL ELECTRIC	com	43603	369604103	 $1,539,186 	sole
AT&T			com	46659	00206R102	 $1,519,217 	sole
ALTRIA GROUP,INC.	com	17335	02209S103	 $1,326,972 	sole
DUPONT			com	29816	263534109	 $1,277,317 	sole
AMERICAN EXPRESS	com	22770	025816109	 $1,276,942 	sole
UPS CL B		com	17177	911312106	 $1,235,713 	sole
JP MORGAN		com	25883	46625H100	 $1,215,466 	sole
BANK OF AMERICA CORP 	com	21583	060505104	 $1,156,201 	sole
KIMBERLY CLARK CORP.	com	16196	494368103	 $1,058,571 	sole
IBM			com	12854	459200101	 $1,053,257 	sole
CHEVRON CORPORATION	com	12898	166764100	 $836,564 	sole
JOHNSON & JOHNSON	com	11645	478160104	 $756,226 	sole
BELL SOUTH		com	6009	079860102	 $256,885 	sole
CARDINAL FINANCIAL	com	15000	14149F109	 $164,400 	sole